Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Allowance for credit losses on impaired loans, other credit instruments [Member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses recorded in other liabilities	$ 13	$ 12
Allowance for credit losses on performing loans, other credit instruments [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses recorded in other liabilities	$ 381	$ 499